United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00179

                         Central Securities Corporation
               (Exact name of registrant as specified in charter)
                           630 Fifth Avenue, Suite 820
                              New York, N.Y. 10111
                    (Address of principal executive offices)

Registrant's telephone number including area code: 212-698-2020

Date of fiscal year end:  December 31
Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.

                         CENTRAL SECURITIES CORPORATION
                            Statement of Investments
                               September 30, 2007
                                   (Unaudited)

                           PORTFOLIO SECURITIES 89.5%
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

  Prin. Amt.
  or Shares                                                             Value
  ----------                                                            -----
              Banking and Finance 8.8%
    825,475     The Bank of New York Mellon Corporation .........   $ 36,436,467
    340,000     Capital One Financial Corporation ...............     22,586,200
                                                                    ------------
                                                                      59,022,667
                                                                    ------------
              Business Services 4.8%
  1,715,800     Convergys Corporation (a) .......................     29,786,288
     80,000     IMS Health Inc. .................................      2,451,200
                                                                    ------------
                                                                      32,237,488
                                                                    ------------
              Chemicals 1.2%
    150,000     Rohm and Haas Company ...........................      8,350,500
                                                                    ------------
              Communications 0.9%
  1,005,000     Arbinet-thexchange, Inc. (a) ....................      6,030,000
                                                                    ------------
              Electronics 18.3%
    942,400     Agilent Technologies, Inc. (a) ..................     34,755,712
    430,000     Analog Devices, Inc. ............................     15,548,800
    100,000     Coherent, Inc. (a) ..............................      3,208,000
    900,000     Intel Corporation ...............................     23,274,000
    350,000     Motorola, Inc. ..................................      6,485,500
  1,000,000     Radisys Corporation (a) .........................     12,450,000
  1,800,000     Solectron Corporation (a) .......................      7,020,000
  2,500,000     Sonus Networks, Inc. (a) ........................     15,250,000
     90,000     Tyco Electronics Ltd. ...........................      3,188,700
     60,000     Verigy Ltd. (a) .................................      1,482,600
                                                                    ------------
                                                                     122,663,312
                                                                    ------------
              Energy 13.7%
    375,000     Berry Petroleum Company Class A .................     14,846,250
    200,000     Devon Energy Corporation ........................     16,640,000
  1,000,000     GeoMet, Inc. (a) ................................      5,090,000
    555,000     McMoRan Exploration Co. (a) .....................      7,464,750
    550,000     Murphy Oil Corporation ..........................     38,439,500
    320,000     Nexen Inc. ......................................      9,772,800
                                                                    ------------
                                                                      92,253,300
                                                                    ------------
              Health Care 1.7%
    120,000     Abbott Laboratories .............................      6,434,400
    100,000     Covidien Ltd. ...................................      4,150,000
    134,900     Vical Inc. (a) ..................................        661,010
                                                                    ------------
                                                                      11,245,410
                                                                    ------------
              Homebuilding 0.2%
     90,000     Meritage Homes Corporation (a) ..................      1,270,800
                                                                    ------------

  Prin. Amt.
  or Shares                                                             Value
  ----------                                                            -----

              Information Technology Services 2.6%
    990,000     The TriZetto Group, Inc. (a) ....................   $ 17,334,900
                                                                    ------------
              Insurance 22.4%
     10,000     Erie Indemnity Co. Class A ......................        611,300
     70,000     The Plymouth Rock Company, Inc.
                Class A (b)(c)(d) ...............................    148,400,000
      2,000     White Mountains Insurance Group .................      1,039,500
                                                                    ------------
                                                                     150,050,800
                                                                    ------------
              Manufacturing 14.8%
    680,000     A.S.V. Inc.(a) ..................................      9,540,400
    875,600     Brady Corporation Class A .......................     31,416,528
    140,000     Carlisle Companies Inc. .........................      6,804,000
    400,000     Dover Corporation ...............................     20,380,000
    410,000     Roper Industries, Inc. ..........................     26,855,000
    100,000     Tyco International Ltd. .........................      4,434,000
                                                                    ------------
                                                                      99,429,928
                                                                    ------------
              Retail Trade 0.1%
     28,751     AeroGroup International, Inc. (a)(c)(d) .........        773,114
                                                                    ------------
                Total Portfolio Securities
                  (cost $235,494,717) ...........................    600,662,219

              SHORT-TERM INVESTMENTS 6.9%
              Commercial Paper 2.8%
  9,375,000   American Express Credit Corp. 4.6688% - 5.1863%
                due 10/10/07 - 11/14/07 .........................      9,345,572
  7,751,000   General Electric Capital Corp. 4.6218% - 5.0799%
                due 10/3/07 - 11/7/07 ...........................      7,733,665
  1,584,000     Toyota Motor Corp. 5.1356% due 10/31/07 .........      1,577,268
                                                                    ------------
                                                                      18,656,505
                                                                    ------------
              U.S. Treasury Bills 4.1%
 28,081,000   U.S. Treasury Bills 4.7013% - 4.8285%
                due 10/18/07 - 12/20/07 .........................     27,886,101
                                                                    ------------
                  Total Short-Term Investments
                    (cost $46,542,606) ..........................     46,542,606
                                                                    ------------
                  Total Investments (cost $282,037,323) (96.4%) .    647,204,825
                  Cash, receivables and other assets
                    less liabilities (3.6%) .....................     24,222,109
                                                                    ------------
                  Net Assets (100%) .............................   $671,426,934
                                                                    ============

(a) Non-dividend paying.
(b) Affiliate as defined in the Investment Company Act of 1940.
(c) Valued at estimated fair value.
(d) Restricted security. See footnote 2.

            See   accompanying notes to statement of investments.

                         CENTRAL SECURITIES CORPORATION
                        NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation - Securities are valued at the last sale price or, if unavailable, at the closing bid price. Corporate discount notes are valued at amortized cost, which approximates value. Securities for which no ready market exists are valued at estimated fair value by the Board of Directors.

As of September 30, 2007, the tax cost of investments was $282,037,323. Net unrealized appreciation was $365,167,503 consisting of gross unrealized appreciation and gross unrealized depreciation of $373,904,757 and $8,737,254 , respectively.

2. Restricted Securities - The Corporation has from time to time invested in securities the resale of which is restricted. On September 30, 2007, such investments had an aggregate value of $149,173,114, which was equal to 22.2% of the Corporation's net assets. Investments in restricted securities at September 30, 2007 were:

Company                            Shares         Security          Date Purchased     Cost
-------                            ------         --------          --------------     ----
AeroGroup International, Inc.      28,751    Common Stock               6/14/05       $17,200
The Plymouth Rock Company, Inc.    60,000    Class A Common Stock      12/15/82     1,500,000
The Plymouth Rock Company, Inc.    10,000    Class A Common Stock        6/9/84       699,986

The Corporation does not have the right to demand registration of the restricted securities.

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.
(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By: /s/ Wilmot H. Kidd
    ------------------
         President

Date: October 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wilmot H. Kidd
    ------------------
         President

Date:  October 25, 2007

By: /s/ Charles N. Edgerton
    --------------------------------
        Vice President and Treasurer

Date:  October 25, 2007

I Wilmot H. Kidd, certify that:

1. I have reviewed this report on Form N-Q of Central Securities Corporation;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

10/12/07                                             /s/ Wilmot H. Kidd
--------                                             ------------------
Date                                                 Signature

                                                     President
                                                     ---------
                                                     Title

I Charles N. Edgerton, certify that:

1. I have reviewed this report on Form N-Q of Central Securities Corporation;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

10/12/07                                             /s/ Charles N. Edgerton
--------                                             -----------------------
Date                                                 Signature

                                                     VP and Treasurer
                                                     ----------------
                                                     Title